Quarterly Holdings Report
for

Fidelity Simplicity RMD 2015 Fund℠

April 30, 2021

RW36-QTLY-0621
1.858600.113

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.4%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	15,832	$195,837
Fidelity Series Blue Chip Growth Fund (a)	16,680	306,404
Fidelity Series Commodity Strategy Fund (a)	162,703	863,952
Fidelity Series Growth Company Fund (a)	31,311	780,281
Fidelity Series Intrinsic Opportunities Fund (a)	35,979	803,417
Fidelity Series Large Cap Stock Fund (a)	36,303	699,918
Fidelity Series Large Cap Value Index Fund (a)	17,111	261,450
Fidelity Series Opportunistic Insights Fund (a)	18,629	403,511
Fidelity Series Small Cap Discovery Fund (a)	5,734	87,158
Fidelity Series Small Cap Opportunities Fund (a)	15,647	288,685
Fidelity Series Stock Selector Large Cap Value Fund (a)	39,955	596,122
Fidelity Series Value Discovery Fund (a)	27,497	458,095
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,421,500)		5,744,830

International Equity Funds - 18.4%
Fidelity Series Canada Fund (a)	21,942	291,604
Fidelity Series Emerging Markets Fund (a)	23,577	279,857
Fidelity Series Emerging Markets Opportunities Fund (a)	96,608	2,510,843
Fidelity Series International Growth Fund (a)	42,654	797,630
Fidelity Series International Small Cap Fund (a)	12,028	262,818
Fidelity Series International Value Fund (a)	72,228	798,118
Fidelity Series Overseas Fund (a)	60,700	800,021
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,466,817)		5,740,891

Bond Funds - 47.0%
Fidelity Series Emerging Markets Debt Fund (a)	18,611	171,591
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,558	56,860
Fidelity Series Floating Rate High Income Fund (a)	3,672	33,857
Fidelity Series High Income Fund (a)	20,897	197,479
Fidelity Series Inflation-Protected Bond Index Fund (a)	270,835	2,946,686
Fidelity Series International Credit Fund (a)	512	5,116
Fidelity Series Investment Grade Bond Fund (a)	886,208	10,288,872
Fidelity Series Long-Term Treasury Bond Index Fund (a)	107,208	865,167
Fidelity Series Real Estate Income Fund (a)	10,463	118,337
TOTAL BOND FUNDS
(Cost $14,367,535)		14,683,965

Short-Term Funds - 16.2%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	4,199,820	4,199,820
Fidelity Series Short-Term Credit Fund (a)	84,390	859,088
TOTAL SHORT-TERM FUNDS
(Cost $5,044,872)		5,058,908
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,300,724)		31,228,594
NET OTHER ASSETS (LIABILITIES) - 0.0%		(665)
NET ASSETS - 100%		$31,227,929

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$143,535	$79,794	$61,346	$20,574	$202	$33,652	$195,837
Fidelity Series Blue Chip Growth Fund	250,751	174,434	127,460	84,104	17,406	(8,727)	306,404
Fidelity Series Canada Fund	197,722	95,591	70,967	4,958	2,040	67,218	291,604
Fidelity Series Commodity Strategy Fund	539,433	341,153	206,961	2,626	1,881	188,446	863,952
Fidelity Series Emerging Markets Debt Fund	138,625	63,312	30,918	5,293	(2,435)	3,007	171,591
Fidelity Series Emerging Markets Debt Local Currency Fund	--	61,910	5,295	733	55	190	56,860
Fidelity Series Emerging Markets Fund	194,066	84,120	54,283	3,393	2,636	53,318	279,857
Fidelity Series Emerging Markets Opportunities Fund	1,769,215	913,873	641,510	64,468	34,752	434,513	2,510,843
Fidelity Series Floating Rate High Income Fund	29,542	13,411	10,792	1,044	(236)	1,932	33,857
Fidelity Series Government Money Market Fund 0.07%	2,816,985	2,063,541	680,706	3,203	--	--	4,199,820
Fidelity Series Growth Company Fund	575,424	427,563	269,577	171,406	22,270	24,601	780,281
Fidelity Series High Income Fund	155,170	70,707	33,710	7,082	(156)	5,468	197,479
Fidelity Series Inflation-Protected Bond Index Fund	1,988,218	1,108,796	214,854	30,034	(460)	64,986	2,946,686
Fidelity Series International Credit Fund	5,002	308	--	308	--	(221)	5,116
Fidelity Series International Growth Fund	596,006	385,236	220,626	100,101	3,646	33,368	797,630
Fidelity Series International Small Cap Fund	176,079	76,144	48,148	1,917	2,016	56,727	262,818
Fidelity Series International Value Fund	594,145	289,590	273,657	19,575	(2,348)	190,388	798,118
Fidelity Series Intrinsic Opportunities Fund	583,593	310,564	367,384	28,802	26,431	250,213	803,417
Fidelity Series Investment Grade Bond Fund	6,950,369	4,802,948	975,758	423,579	(15,903)	(472,784)	10,288,872
Fidelity Series Large Cap Stock Fund	511,594	282,813	286,332	31,603	17,108	174,735	699,918
Fidelity Series Large Cap Value Index Fund	178,909	94,721	80,035	4,728	3,029	64,826	261,450
Fidelity Series Long-Term Treasury Bond Index Fund	498,715	602,981	64,459	55,925	(4,862)	(167,208)	865,167
Fidelity Series Opportunistic Insights Fund	295,536	195,927	111,232	54,278	5,594	17,686	403,511
Fidelity Series Overseas Fund	597,175	283,932	220,273	7,998	8,626	130,561	800,021
Fidelity Series Real Estate Income Fund	90,338	41,261	27,454	4,984	(593)	14,785	118,337
Fidelity Series Short-Term Credit Fund	647,615	261,192	44,342	11,237	433	(5,810)	859,088
Fidelity Series Small Cap Discovery Fund	63,508	25,885	33,369	1,838	3,438	27,696	87,158
Fidelity Series Small Cap Opportunities Fund	211,714	91,849	112,320	5,238	6,613	90,829	288,685
Fidelity Series Stock Selector Large Cap Value Fund	424,385	221,142	225,330	11,513	7,227	168,698	596,122
Fidelity Series Value Discovery Fund	322,262	167,798	164,218	8,623	7,307	124,946	458,095
Total	$21,545,631	$13,632,496	$5,663,316	$1,171,165	$145,717	$1,568,039	$31,228,594

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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